Form N-1A Supplement	Feb. 26, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® SSGA IG Public & Private Credit ETF
(the “Fund”)
Supplement dated February 26, 2026 to the Prospectus, Summary Prospectus and
Statement of Additional Information (“SAI”), each dated February 26, 2025, as may be supplemented from time to time
Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Fund, has agreed to reduce the
Fund’s management fee from 0.70% to 0.55% of the Fund’s average daily net assets. Accordingly, effective immediately, the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section of the
Prospectus and Summary Prospectus are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment):

Management fees[1]	0.55%
Distribution and service (12b‑1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.55%
[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$56	$176	$307	$689
Effective immediately, all additional references in the Prospectus, Summary Prospectus and SAI to the Fund’s management fee are revised as indicated above.
SSGA ACTIVE TRUST
State Street® Short Duration IG Public & Private Credit ETF
(the “Fund”)
Supplement dated February 26, 2026 to the Prospectus, Summary Prospectus and
Statement of Additional Information (“SAI”), each dated August 28, 2025, as may be supplemented from time to time
Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Fund, has agreed to reduce the
Fund’s management fee from 0.59% to 0.45% of the Fund’s average daily net assets. Accordingly, effective immediately, the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section of the
Prospectus and Summary Prospectus are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment):

Management fees[1]	0.45%
Distribution and service (12b‑1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.45%
[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$46	$144	$252	$567
Effective immediately, all additional references in the Prospectus, Summary Prospectus and SAI to the Fund’s management fee are revised as indicated above.

SPDR SSGA IG Public & Private Credit ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® SSGA IG Public & Private Credit ETF
(the “Fund”)
Supplement dated February 26, 2026 to the Prospectus, Summary Prospectus and
Statement of Additional Information (“SAI”), each dated February 26, 2025, as may be supplemented from time to time
Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Fund, has agreed to reduce the
Fund’s management fee from 0.70% to 0.55% of the Fund’s average daily net assets. Accordingly, effective immediately, the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section of the
Prospectus and Summary Prospectus are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment):

Management fees[1]	0.55%
Distribution and service (12b‑1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.55%
[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$56	$176	$307	$689
Effective immediately, all additional references in the Prospectus, Summary Prospectus and SAI to the Fund’s management fee are revised as indicated above.

State Street(R) Short Duration IG Public & Private Credit ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
State Street® Short Duration IG Public & Private Credit ETF
(the “Fund”)
Supplement dated February 26, 2026 to the Prospectus, Summary Prospectus and
Statement of Additional Information (“SAI”), each dated August 28, 2025, as may be supplemented from time to time
Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Fund, has agreed to reduce the
Fund’s management fee from 0.59% to 0.45% of the Fund’s average daily net assets. Accordingly, effective immediately, the fee table and example table in the “FEES AND EXPENSES OF THE FUND” section of the
Prospectus and Summary Prospectus are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment):

Management fees[1]	0.45%
Distribution and service (12b‑1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.45%
[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$46	$144	$252	$567
Effective immediately, all additional references in the Prospectus, Summary Prospectus and SAI to the Fund’s management fee are revised as indicated above.